Discontinued Operations And Sale Of Business	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operation And Sale Of Business [Text Block]
NOTE 12: DISCONTINUED OPERATIONS AND SALE OF BUSINESS
Money Transfer Business (the “Money Transfer Business”)
On June 9, 2011, we completed the sale transaction of the Money Transfer Business to Sigue Corporation (“Sigue”). We received $19.5 million in cash and a note receivable of $29.5 million (the “Sigue Note”). In December 2011, as part of the sale transaction, we were required to provide Sigue with an additional loan of $4.0 million under terms consistent with the Sigue Note. See Note 18: Fair Value for additional details about the Sigue Note.
We estimated the fair value of the Sigue Note at approximately $26.7 million, which was based on the discounted cash flows of the future note payments and was not an exit price based measure of fair value or the stated value on the face of the Sigue Note. The discount rate used in our fair value estimate was the market rate for similar risk profile companies and represented our best estimate of default risk. During 2012, we recognized $4.4 million of interest income base on the imputed interest rate of the Sigue Note and received $2.0 million in interest payments from Sigue based on the nominal interest rate of the Sigue note.
On June 9, 2011, the sold assets and liabilities of the Money Transfer Business primarily consisted of the following (in thousands):

Dollars in thousands	June 9, 2011
Cash and cash equivalents	$57,893
Accounts receivable, net	33,185
Other current assets	13,560
Property, plant and equipment, net	4,066
Goodwill, intangible, and other assets	8,162
Total assets	116,866
Accounts payable and payable to agents	65,464
Accrued liabilities	13,062
Total liabilities	78,526
Net assets sold	$38,340

The net assets disposed represent the fair value less cost to sell the Money Transfer Business. The loss on disposal activities recognized in 2011 and 2010 was allocated to the asset disposal group including property, plant and equipment, net, intangible and other assets.
Electronic Payment Business (the “E-Pay Business”)
On May 25, 2010, we sold our subsidiaries comprising the E-Pay Business to InComm Holdings, Inc. and InComm Europe Limited (collectively “InComm”) for an aggregate purchase price of $40.0 million. In addition, the purchase price was subject to a post-closing net working capital adjustment in the amount of $0.5 million, which was finalized in October 2010. The disposed assets and liabilities consisted of the following:

Dollars in thousands	May 25, 2010
Current Assets	$24,862
Property, plant and equipment, net	2,574
Goodwill, intangible, and other assets	11,638
Total assets	39,074
Current Liabilities	27,717
Net assets Sold	$11,357

Summary Financial Information
The disposition and operating results of the Money Transfer Business and the E-Pay Business are presented in discontinued operations in our Consolidated Statements of Comprehensive Income for all periods presented. The continuing cash flows from the Money Transfer Business and the E-Pay Business after disposition were insignificant.
The following table sets forth the components of discontinued operations included in our Consolidated Statements of Comprehensive Income:

Dollars in thousands	Year Ended December 31,
	2012	2011	2010
Revenue:
Money Transfer Business	$—	$47,716	$95,289
E-Pay Business	—	—	8,732
Total revenue	$—	$47,716	$104,021
Pre-tax gain (loss) from discontinued operations:
Money Transfer Business	$—	$654	$(11,435)
E-Pay Business	—	—	(132)
Total pre-tax gain (loss) from discontinued operations	$—	$654	$(11,567)
Gain (loss) on disposal activities:
Money Transfer Business	$—	$(11,070)	$(15,606)
E-Pay Business	—	—	12,184
Total loss on disposal activities	$—	$(11,070)	$(3,422)
Loss from discontinued operations before income tax	$—	$(10,416)	$(14,989)
Income tax (expense) benefit	—	(652)	103
Loss from discontinued operations, net of tax	$—	$(11,068)	$(14,886)
Amount of goodwill and other intangible assets disposed	$—	$8,037	$9,100
Cash generated from the sale of discontinued operations	$—	$8,220	$26,617

Included in income tax expense from discontinued operations in 2011 was $4.1 million related to the estimated current value of a worthless stock deduction taken in 2009 in connection with our divestiture of the Entertainment Business, which was sold in the third quarter of 2009.